DEBT (Details)				1 Months Ended	12 Months Ended
	May 12, 2015 USD ($)	May 05, 2015 USD ($)	May 14, 2014 USD ($) renewal	May 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 06, 2017 USD ($)
Debt Instrument [Line Items]
Debt Instrument, Fair Value Disclosure					$ 573,818,000	$ 574,999,000
Long-term Debt					554,700,000	578,864,000
Long-term debt					548,793,000	532,011,000
Proceeds from Issuance of Secured Debt	$ 343,000,000
Cash paid in acquisition					10,097,000	98,373,000
Repayments of Lines of Credit					$ 179,500,000	30,000,000	$ 275,100,000
Term Loan [Member] | Wells Fargo Bank [Member]
Debt Instrument [Line Items]
Debt instrument term					3 years
Debt instrument, amount borrowed					$ 300,000,000
Term Loan [Member] | Wells Fargo Bank [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread on variable rate			0.25%
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Fair Value Disclosure					$ 544,118,000
Debt instrument, amount borrowed	$ 350,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.875%
Senior Secured Revolving Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Debt instrument term					5 years
Maximum borrowing capacity					$ 360,000,000
Long-term debt					29,700,000
Letters of Credit Outstanding, Amount					$ 3,610,000
Senior Secured Revolving Credit Facility [Member] | Line of Credit [Member] | Wells Fargo Bank [Member]
Debt Instrument [Line Items]
Available increase in borrowing capacity			$ 240,000,000
Maximum including higher borrowing capacity option			600,000,000
Maximum borrowing capacity			$ 275,000,000			$ 325,000,000
Line of Credit Facility, Maximum Amount Outstanding During Period				$ 360,000,000
Renewal term			1 year
Number of renewals | renewal			2
Consolidated interest leverage ratio			2.50
Consolidated total leverage ratio			4.00
Higher consolidated total leverage ratio option			4.50
Threshold for higher consolidated total leverage ratio			$ 100,000,000
Consolidated senior secured leverage ratio			3.50
Senior Secured Revolving Credit Facility [Member] | Line of Credit [Member] | Wells Fargo Bank [Member] | Minimum [Member]
Debt Instrument [Line Items]
Consolidated total leverage ratio, step-up Increase			0.50
Senior Secured Revolving Credit Facility [Member] | Line of Credit [Member] | Wells Fargo Bank [Member] | Minimum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Spread on variable rate			0.75%
Senior Secured Revolving Credit Facility [Member] | Line of Credit [Member] | Wells Fargo Bank [Member] | Minimum [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread on variable rate			1.75%
Senior Secured Revolving Credit Facility [Member] | Line of Credit [Member] | Wells Fargo Bank [Member] | Maximum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Spread on variable rate			1.75%
Senior Secured Revolving Credit Facility [Member] | Line of Credit [Member] | Wells Fargo Bank [Member] | Maximum [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread on variable rate			2.75%
Standby Letters of Credit [Member] | Line of Credit [Member] | Wells Fargo Bank [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 25,000,000
Revolving Credit Facility, Swing Line Loan [Member] | Line of Credit [Member] | Wells Fargo Bank [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 25,000,000
Debt Instrument, Redemption, Period One [Member] | Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		35.00%
Debt Instrument, Redemption Price, Percentage		106.875%
Debt Instrument, Redemption, Period Two [Member] | Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage		101.00%
Debt Instrument, Redemption, Period Three [Member] | Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage		100.00%
Initial Purchasers [Member] | Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt instrument, amount borrowed	$ 330,090,000
New PBFX Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								6.875%
Debt Instrument, Issuance Percentage Of Face Amount								102.00%
Debt Instrument, Interest Rate, Effective Percentage								6.442%
Long-term Debt, Gross								$ 175,000,000
Management [Member] | Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt instrument, amount borrowed	$ 19,910,000
Delaware City Products Pipeline and Truck Rack [Member] | PBF LLC [Member]
Debt Instrument [Line Items]
Cash paid in acquisition		$ 112,500,000
Delaware City Products Pipeline and Truck Rack [Member] | PBF LLC [Member] | Senior Secured Notes [Member]
Debt Instrument [Line Items]
Cash paid in acquisition		$ 88,000,000